Income Tax (Details) - Schedule of reconciliation of federal income tax rate to the company’s effective tax rate	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, Owned, Federal Income Tax Note [Line Items]
U.S. federal taxes at statutory rate				21.00%	21.00%	21.00%
State taxes (net of federal benefit)				2.10%	3.50%	2.10%
Change in valuation allowance				(15.90%)	(24.10%)	(22.20%)
Effective tax rate	0.00%	0.00%		0.00%	0.00%	0.00%
CM Life Sciences, Inc.
Investments, Owned, Federal Income Tax Note [Line Items]
U.S. federal taxes at statutory rate			21.00%
State taxes (net of federal benefit)			0.00%
Change in fair value of warrant liability			(20.00%)
Transaction costs			(1.00%)
Change in valuation allowance			0.00%
Effective tax rate	0.00%		(0.00%)